Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 3 - INVENTORIES, NET

a.	Inventories on December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Work in progress	$173	$881
Finished goods	541	549
	$714	$1,430

b.	The Company recorded inventories write-downs of $866, $296 and $367 for the years ended December 31, 2023, 2022 and 2021, respectively, which were recorded as part of cost of revenues.